NOTE 16 - FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation	12 Months Ended
May 31, 2016 USD ($)
Liabilities Measured at Fair Value
Balance as of May 31, 2015	$ 0
Issuances	480,294
Revaluation gain	61,757
Balance as of May 31, 2016	$ 418,537